Financial instruments by category (Schedule of Cash at Bank and Other Financial Assets) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Financial instrument category [Line Items]
Financial assets		$ 175,489	$ 184,768
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		122,158	139,176
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | Unrated credit exposure [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		14,278	15,448
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets	[1]	6,924	1,315
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		33,633	595
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating A3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		13,105	765
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Aaa-mf [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		41,219	52,563
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Aa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		0	4,732
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Aa3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		0	17,431
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating AAA [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		3,894	14,307
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		1,854	4,033
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba2
Disclosure of Financial instrument category [Line Items]
Financial assets		1	1
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa1 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		580	13,903
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External Credit rating Baa1+ [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		0	4,138
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Baa2 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		5,408	6,534
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating Ba3 [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		1,262	212
Financial assets neither past due nor impaired [member] | Cash at bank and other financial asset [Member] | External credit rating BBB [Member]
Disclosure of Financial instrument category [Line Items]
Financial assets		$ 0	$ 3,199

[1]	The remaining balance sheet item ‘cash and cash equivalents’ corresponds to cash on hand amounting to US$ 21,000 (US$ 20,000 in 2018).